GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill and Other Intangible Assets

Goodwill. Assets and liabilities acquired in a business combination are recorded at their estimated fair values as of the acquisition date. The excess cost of the acquisition over the fair value of net assets acquired is recorded as goodwill.

Changes in the carrying amount of goodwill for the years ended December 31, 2018, 2017 and 2016 are shown below.

(Dollars in thousands)	2018	2017	2016
Balance at beginning of year	$204,084	$204,084	$204,084
Goodwill resulting from business combinations	676,167	0	0
Balance at end of year	$880,251	$204,084	$204,084

First Financial recorded additions to goodwill resulting from the merger with MSFG in 2018. During 2017 and 2016, no additions to goodwill were recorded.

Goodwill is evaluated for impairment on an annual basis as of October 1 of each year, or whenever events or changes in circumstances indicate that the fair value of a reporting unit may be below its carrying value.  First Financial performed its annual impairment test of goodwill as of October 1, 2018 and no impairment was indicated.  As of December 31, 2018, no events or changes in circumstances indicated that the fair value of a reporting unit was below its carrying value.

Other intangible assets. As of December 31, 2018 and 2017, First Financial had $40.8 million and $3.8 million, respectively, of other intangible assets on the Consolidated Balance Sheets which primarily consist of CDI.  CDI represents the estimated fair value of acquired customer deposit relationships on the date of acquisition and are amortized on an accelerated basis over their estimated useful lives. CDI was $37.9 million and $3.3 million as of December 31, 2018 and December 31, 2017, respectively, and First Financial recorded $41.7 million of additions to CDI in 2018, while no additions were recorded in 2017 or 2016. First Financial's CDI have an estimated weighted average remaining life of 8.9 years as of December 31, 2018.

Amortization expense recognized on intangible assets for 2018, 2017 and 2016 was $7.7 million, $1.3 million and $1.6 million, respectively. The estimated amortization expense of intangible assets for the next five years is as follows:

(Dollars in thousands)
2019	$8,800
2020	7,010
2021	5,602
2022	3,417
2023	3,155